Schedule III - Real Estate Assets and Accumulated Depreciation - 2 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
CVS: | Bridgeton, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	2,056
Buildings and Improvements	2,362
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,418
Accumulated Depreciation	367
CVS: | North Charleston, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	869
Buildings and Improvements	1,009
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,878
Accumulated Depreciation	205
CVS: | Chesapeake, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,044
Buildings and Improvements	3,053
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,097
Accumulated Depreciation	484
CVS: | Chicago, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,832
Buildings and Improvements	4,255
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,087
Accumulated Depreciation	722
CVS: | Cicero, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	487
Buildings and Improvements	3,099
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,586
Accumulated Depreciation	481
CVS: | Corpus Christi, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	648
Buildings and Improvements	2,557
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,205
Accumulated Depreciation	501
CVS: | Danville, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	424
Buildings and Improvements	2,105
Total Adjustment to Basis	76
Gross Amount at Which Carried At December 31, 2019	2,605
Accumulated Depreciation	312
CVS: | Eminence, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	872
Buildings and Improvements	2,511
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,383
Accumulated Depreciation	385
CVS: | Goose Creek, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,022
Buildings and Improvements	1,980
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,002
Accumulated Depreciation	305
CVS: | Greenwood, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	912
Buildings and Improvements	3,549
Total Adjustment to Basis	61
Gross Amount at Which Carried At December 31, 2019	4,522
Accumulated Depreciation	580
CVS: | Hanover Township, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	4,746
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,746
Accumulated Depreciation	0
CVS: | Hazlet, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	3,047
Buildings and Improvements	3,610
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,657
Accumulated Depreciation	558
CVS: | Honesdale, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,206
Buildings and Improvements	3,342
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,548
Accumulated Depreciation	532
CVS: | Independence, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	359
Buildings and Improvements	2,242
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,601
Accumulated Depreciation	349
CVS: | Indianapolis, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,110
Buildings and Improvements	2,484
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,594
Accumulated Depreciation	386
CVS: | Irving, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	745
Buildings and Improvements	3,034
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,779
Accumulated Depreciation	562
CVS: | Janesville, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	736
Buildings and Improvements	2,545
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,281
Accumulated Depreciation	395
CVS: | Katy, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,149
Buildings and Improvements	2,462
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,611
Accumulated Depreciation	374
CVS: | Lincoln, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	2,534
Buildings and Improvements	3,014
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,548
Accumulated Depreciation	467
CVS: | London, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	1,445
Buildings and Improvements	2,661
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,106
Accumulated Depreciation	431
CVS: | Middletown, NY
Real Estate and Accumulated Depreciation [Line Items]
Land	665
Buildings and Improvements	5,483
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,148
Accumulated Depreciation	840
CVS: | North Wilkesboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	332
Buildings and Improvements	2,369
Total Adjustment to Basis	73
Gross Amount at Which Carried At December 31, 2019	2,774
Accumulated Depreciation	373
CVS: | Poplar Bluff, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	1,861
Buildings and Improvements	2,211
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,072
Accumulated Depreciation	345
CVS: | Salem, NH
Real Estate and Accumulated Depreciation [Line Items]
Land	3,456
Buildings and Improvements	2,351
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,807
Accumulated Depreciation	362
CVS: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,893
Buildings and Improvements	1,848
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,741
Accumulated Depreciation	291
CVS: | Sand Springs, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	1,765
Buildings and Improvements	2,283
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,048
Accumulated Depreciation	357
CVS: | Santa Fe, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	2,243
Buildings and Improvements	4,619
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,862
Accumulated Depreciation	706
CVS: | Sedalia, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	466
Buildings and Improvements	2,318
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,784
Accumulated Depreciation	361
CVS: | St. John, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	1,546
Buildings and Improvements	2,601
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,147
Accumulated Depreciation	404
CVS: | Temple Hills, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	1,817
Buildings and Improvements	2,989
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,806
Accumulated Depreciation	476
CVS: | Vineland, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	813
Buildings and Improvements	2,926
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,739
Accumulated Depreciation	469
CVS: | Waynesboro, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	986
Buildings and Improvements	2,708
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,694
Accumulated Depreciation	421
CVS: | West Monroe, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,738
Buildings and Improvements	2,136
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,874
Accumulated Depreciation	334
Darien Towne Center: | Darien Illinois [Member]
Real Estate and Accumulated Depreciation [Line Items]
Land	6,718
Buildings and Improvements	11,951
Total Adjustment to Basis	915
Gross Amount at Which Carried At December 31, 2019	19,584
Accumulated Depreciation	2,713
Decatur Commons: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,000
Land	2,478
Buildings and Improvements	9,333
Total Adjustment to Basis	861
Gross Amount at Which Carried At December 31, 2019	12,672
Accumulated Depreciation	1,773
Dick's PetSmart Center: | Oshkosh, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,445
Buildings and Improvements	6,599
Total Adjustment to Basis	(1,667)
Gross Amount at Which Carried At December 31, 2019	6,377
Dick's Sporting Goods: | Oklahoma City, OK
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,858
Land	685
Buildings and Improvements	10,587
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,272
Accumulated Depreciation	2,077
Dollar General: | Akron, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	112
Buildings and Improvements	1,099
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,211
Accumulated Depreciation	190
Dollar General: | Buffalo, NY
Real Estate and Accumulated Depreciation [Line Items]
Land	122
Buildings and Improvements	1,099
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,221
Accumulated Depreciation	148
Dollar General: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	279
Buildings and Improvements	1,248
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,527
Accumulated Depreciation	216
Dollar General: | Des Moines, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	166
Buildings and Improvements	943
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,109
Accumulated Depreciation	162
Dollar General: | Houston, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	255
Buildings and Improvements	1,393
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,648
Accumulated Depreciation	223
Dollar General: | Kansas City, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	283
Buildings and Improvements	1,068
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,351
Accumulated Depreciation	178
Dollar General: | Kansas City, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	233
Buildings and Improvements	1,054
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,287
Accumulated Depreciation	174
Dollar General: | Lamesa, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	75
Buildings and Improvements	803
Total Adjustment to Basis	(878)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Lansing, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	232
Buildings and Improvements	939
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,171
Accumulated Depreciation	133
Dollar General: | Leicester, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	134
Buildings and Improvements	800
Total Adjustment to Basis	(934)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Mission, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	182
Buildings and Improvements	858
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,040
Accumulated Depreciation	123
Dollar General: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	410
Buildings and Improvements	1,059
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,469
Accumulated Depreciation	190
Dollar General: | Nashville, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	103
Buildings and Improvements	1,255
Total Adjustment to Basis	(1,358)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Parchment, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	168
Buildings and Improvements	1,162
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,330
Accumulated Depreciation	164
Dollar General: | Pueblo, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	144
Buildings and Improvements	909
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,053
Accumulated Depreciation	163
Dollar General: | Ravenna, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	199
Buildings and Improvements	958
Total Adjustment to Basis	(1,157)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Romulus, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	274
Buildings and Improvements	1,171
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,445
Accumulated Depreciation	174
Dollar General: | Russell, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	54
Buildings and Improvements	899
Total Adjustment to Basis	(953)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Shelby, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	128
Buildings and Improvements	1,033
Total Adjustment to Basis	(1,161)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Dollar General: | Spring, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	277
Buildings and Improvements	1,132
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,409
Accumulated Depreciation	183
Dollar General: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	205
Buildings and Improvements	934
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,139
Accumulated Depreciation	129
Dollar General: | St. Louis, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	229
Buildings and Improvements	1,102
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,331
Accumulated Depreciation	178
Dollar General: | St. Louis, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	240
Buildings and Improvements	1,118
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,358
Accumulated Depreciation	178
Dollar General: | Weslaco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	141
Buildings and Improvements	848
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	989
Accumulated Depreciation	$ 121